Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 456,817	$ 353,140	$ (2,012,056)
Adjustments to reconcile net income (loss) to net cash used in Operating activities:
Depreciation and amortization	182,948	244,179	558,740
Amortization and expiration of operating lease right-of-use assets		6,781	29,748
Gain on derivative liability – warrants			(51)
Gain on settlement of debt			(14,812)
Provision for doubtful debts	103,811	114,480	84,952
Loss on disposal of equipment		1,927
Stock-based compensation	253,775	379,247	515,116
Unrealized foreign exchange (income) loss	(604)		(1,407)
Changes in operating assets and liabilities:
Accounts receivable	46,960	965,614	1,054,025
Prepaid expenses	(66,350)	37,491	(31,647)
Accounts payable and accrued liabilities	728,308	(797,629)	(1,006,248)
Net cash provided by (used in) operating activities	1,705,665	1,305,230	(823,640)
Cash flows from investing activities:
Acquisition of equipment	(24,943)	(9,840)	(8,714)
Long-term cash equivalent		16,294
Security deposits	(6,944)	7,214
Net cash provided by (used in) investing activities	(31,887)	13,668	(8,714)
Cash flows from financing activities:
Repayment of Government CEBA loan			(29,484)
Payments for repurchase of common shares			(517)
Payments on operating lease liabilities		(7,605)	(31,951)
Net cash (used in) provided by financing activities		(7,605)	(61,952)
Change in cash	1,673,778	1,311,293	(894,306)
Cash, beginning of year	2,780,517	1,469,224	2,363,530
Cash, end of year	4,454,295	2,780,517	1,469,224
Supplementary information:
Interest paid
Income taxes paid	$ 8,322	$ 32,829	$ 3,697